Long-Term Loans from Banks (Details Textual) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007 USD ($)
Long-Term Loans from Banks (Textual)
Shareholders equity ratio, percentage				20.00%
Minimum shareholders equity				$ 20,000
Pointer Telocation Ltd. [Member]
Long-Term Loans from Banks (Textual)
Convertible debenture and loans	2.5	3	3.5
Company and Subsidiaries [Member]
Long-Term Loans from Banks (Textual)
Convertible debenture and loans	2.5	3	3.5